Income Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense Benefits

The components of the income tax expense (credit) are as follows as of September 30:

	2024	2025	2025
	HK$	HK$	US$
Current
Hong Kong	1,808,658	-	-

Deferred
Hong Kong	(286,226)	(3,266,625)	(419,029)
Provision for income taxes	1,522,432	(3,266,625)	(419,029)

Schedule of Deferred Tax Assets and Liabilities

Components of the Group’s deferred tax asset and liability are as follows as of September 30:

	2024	2025	2025
Deferred tax assets:	HK$	HK$	US$
Depreciation and amortization	450,409	398,147	51,157
Tax losses	-	3,318,887	426,434
Total deferred tax assets	450,409	3,717,034	477,591
Less: valuation allowance	-	-	-
Deferred tax assets, net of valuation allowance	450,409	3,717,034	477,591
Deferred tax assets, net	450,409	3,717,034	477,591

Schedule of Effective Income Tax Rate Reconciliation

The following table reconciles Hong Kong statutory rates to the Group’s effective tax:

	For the years ended September 30,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Profit (loss) before income taxes	12,059,746	10,418,727	(24,375,553)	(3,126,795)
Tax at the statutory rate at 16.5%	16.50%	16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate	1,989,858	1,719,090	(4,021,966)	(515,921)
Reconciling items:
Tax effect of profit (loss) from entity not subject to income tax	-	-	728,548	93,455
Tax effect of income that is not taxable*	(20,532)	(31,658)	(7,423)	(952)
Effect of two-tier tax rate	(165,000)	(165,000)	-
Others	-	-	34,216	4,389
Income tax expense (benefit)	1,804,326	1,522,432	(3,266,625)	(419,029)

*	Income that is not taxable mainly consisted of the interest income and the government subsidies which are non-taxable under Hong Kong income tax law.